Leases (Tables)	6 Months Ended
Dec. 31, 2019
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Property	5,056	—	—
Plant and machinery	112	—	—
Total	5,168	—	—

Schedule of lease liabilities	Lease liabilities:

	31 December	30 June	31 December
	2019	2019	2018
	£’000	£’000	£’000
Current	1,622	—	—
Non-current	3,626	—	—
Total lease liabilities	5,248	—	—

Schedule of amounts recognized in the consolidated statement of profit or loss

	31 December	31 December
	2019	2018
	£’000	£’000
Depreciation charge of right-of-use assets
Property	(765)	—
Plant and machinery	(43)	—
	(808)	—
Interest expense (included in finance cost)	(68)	—
Expense relating to short-term leases (included in operating expenses)	(351)	—
Expense relating to low value leases (included in operating expenses)	(8)	—